Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 162,727	$ 72,890	$ 1,256,429
Accounts receivable	428,623	119,239	59,331
Prepaid expenses	171,405	23,861	782,900
Deferred offering costs	251,918
Total current assets	1,014,673	215,990	2,098,660
Equipment, net	46,471	1,908	3,395
Rental vehicles, net	8,010,050	6,196,433	4,737,047
Right of use asset	210,763		164,080
Other assets	200,000	200,000	200,000
TOTAL ASSETS	9,481,957	6,614,331	7,203,182
Current Liabilities:
Accounts payable (including $546,746, 590,176 and $394,183 to related party)	2,274,029	1,157,299	545,254
Accrued expenses	103,067	961,704	405,977
Convertible note payable, (net of discount of $1,103,849 and $0)	1,146,151
Notes payables, current (net of discount of $0, 1,973 and $32,289)	611,880	666,132	287,378
Customer deposit - related party		150,000
Advance from related party		100,000
Finance lease obligations, current	1,532,320	1,426,425	1,416,446
Operating lease obligations, current	133,559
Total current liabilities	5,801,006	4,461,560	2,655,055
Note payable, net of current portion	148,863	149,414
Finance lease obligations, net of current portion	1,554,858	926,453	984,119
Operating lease obligations, net of current portion	87,615
TOTAL LIABILITIES	7,592,342	5,537,427	3,639,174
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Preferred stock, $0.000001 par value; 10,000,000 shares authorized; nil shares issued and outstanding
Common stock, $0.000001 par value; 90,000,000 shares authorized; 31,981,374 and 29,427,803 shares issued and outstanding	35	32	29
Additional paid-in capital	36,817,909	29,750,864	28,735,894
Accumulated deficit	(34,928,329)	(28,673,992)	(25,171,915)
Total stockholders’ equity	1,889,615	1,076,904	3,564,008
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 9,481,957	$ 6,614,331	$ 7,203,182